(11) OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets Tables
Schedule of other receivables
	Current		Noncurrent
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Advances - Fundação CESP	7,851	7,533	6,797	-
Advances to suppliers	31,981	15,787	-	-
Pledges, funds and restricted deposits	159,291	106,925	621,489	533,719
Orders in progress	167,197	203,344	5,062	-
Services rendered to third parties	8,530	9,385	-	-
Energy pre-purchase agreements	-	-	26,260	27,302
Collection agreements	661	1,273	-	-
Prepaid expenses	80,599	65,668	20,042	20,942
GSF Insurance Premium	19,629	12,722	17,359	28,935
Receivables - CDE	242,906	213,552	-	-
Advances to employees	19,658	15,940	-	-
Arrendamentos	15,684	19,281	45,290	50,541
Others	175,889	153,764	97,893	104,815
(-) Allowance for doubtful debts (note 6)	(29,379)	(27,992)	-	-
Total	900,498	797,181	840,192	766,253